PIMCO ETF Trust

Supplement Dated April 21, 2023, to the Actively Managed Exchange-Traded Funds Prospectus

dated November 1, 2022, as supplemented from time to time (the “Prospectus”)

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Mr. Hammer is a Managing Director of PIMCO, and he has managed the Fund since June 2016. Mr. Christine is a Senior Vice President of PIMCO, and he has managed the Fund since April 2023.

Effective immediately, the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Municipal Income Opportunities Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Mr. Hammer is a Managing Director of PIMCO, and he has managed the Fund since its inception. Mr. Christine is a Senior Vice President of PIMCO, and he has managed the Fund since its inception.

Effective immediately, the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Managers” section of the PIMCO Short Term Municipal Bond Active Exchange-Traded Fund’s Fund Summary in the Prospectus is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Fund. The Fund’s portfolio is jointly and primarily managed by David Hammer and Kyle Christine. Mr. Hammer is a Managing Director of PIMCO, and he has managed the Fund since August 2015. Mr. Christine is a Senior Vice President of PIMCO, and he has managed the Fund since April 2023.

In addition, effective immediately, disclosure concerning the portfolio managers of the Funds in the table in the “Management of the Funds—Individual Portfolio Managers” section of the Prospectus is deleted and replaced with the following:

Fund	Portfolio Manager	Since	Recent Professional Experience
PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund PIMCO Short Term Municipal Bond Active Exchange-Traded Fund PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	David Hammer	6/16 8/15 9/21*

Managing Director, PIMCO. Mr. Hammer is a managing director in the Newport Beach office and leads municipal bond portfolio management, with oversight of the firm’s municipal investment grade, high yield, taxable, and separately managed accounts. He is the lead portfolio manager on PIMCO’s municipal bond fund complex, including investment grade, high yield, state-specific, closed-end funds, and interval fund. Prior to rejoining PIMCO in 2015, he was a managing director at Morgan Stanley, where he was head of municipal trading, risk management, and research. He has investment experience since 2002 and holds an undergraduate degree from Syracuse University.

PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund PIMCO Short Term Municipal Bond Active Exchange-Traded Fund PIMCO Municipal Income Opportunities Active Exchange-Traded Fund	Kyle Christine	4/23 4/23 9/21*

Senior Vice President, PIMCO. Mr. Christine is a senior vice president and municipal bond portfolio manager in the Newport Beach office. Prior to joining PIMCO in 2017, he was an institutional high yield and taxable municipal bond trader at Morgan Stanley. He has investment and financial services experience since 2013 and holds an undergraduate degree from Union College (NY).

Investors Should Retain This Supplement for Future Reference

ETF_SUPP1_042123

PIMCO ETF Trust

Supplement dated April 21, 2023 to the Statement of Additional Information (the “SAI”)

dated November 1, 2022, as supplemented from time to time

Disclosure Related to the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund, and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund (each, a “Fund” and together, the “Funds”)

Effective immediately, the Funds’ portfolios are jointly and primarily managed by David Hammer and Kyle Christine.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” in the SAI.

In addition, effective immediately, the following is added to the end of the paragraph immediately preceding the above-mentioned table:

Effective April 21, 2023, the PIMCO Intermediate Municipal Bond Active Exchange-Traded Fund, PIMCO Municipal Income Opportunities Active Exchange-Traded Fund and PIMCO Short Term Municipal Bond Active Exchange-Traded Fund are jointly and primarily managed by David Hammer and Kyle Christine.

In addition, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI.

Investors Should Retain This Supplement for Future Reference

ETF_SUPP2_042123